Investment Objectives and Goals - Innovator Growth-100 Power Buffer ETF - January	Oct. 31, 2024
Prospectus [Line Items]
Risk/Return [Heading]	Innovator Growth-100 Power Buffer ETF™ – January
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund seeks to provide investors with returns that match the price return of the Invesco QQQ TrustSM, Series 1, up to the upside cap of 14.65% (prior to taking into account management fees and other fees) while providing a buffer against the first 15% (prior to taking into account management fees and other fees) of Invesco QQQ TrustSM, Series 1 losses, over the period from January 1, 2026 to December 31, 2026.